Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Legal deposits	R$ 254,927	R$ 239,093
Judicial Deposits For Tax [Member] | Legal Discussions One [Member]
IfrsStatementLineItems [Line Items]
Court deposit	44,920	40,533
Judicial Deposits For Tax [Member] | Legal Discussions Two [Member]
IfrsStatementLineItems [Line Items]
Court deposit	30,457	26,339
Judicial Deposits For Tax [Member] | Legal Discussions Three [Member]
IfrsStatementLineItems [Line Items]
Court deposit	13,990	12,974
Judicial Deposits For Tax [Member] | Legal Discussions Four [Member]
IfrsStatementLineItems [Line Items]
Court deposit	75,553	71,237
Judicial Deposits For Tax [Member] | Legal Discussions Five [Member]
IfrsStatementLineItems [Line Items]
Court deposit	46,512	30,039
Judicial Deposits For Tax [Member] | Legal Discussions Six [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 16,978	R$ 15,461